Label	Element	Value
(John Hancock Classic Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 20 to 22 of this prospectus under "Sales charge reductions and waivers" or pages 133 to 137 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the fund invests at least 80% of its net assets in domestic equity securities.

The manager seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price to book, below the market average defined by the S&P 500 Index.

In choosing individual securities, the manager screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2015, those with market values above approximately $3.9 billion.) The manager uses fundamental research and proprietary modeling to rank these companies from the cheapest to the most expensive based on current share price relative to estimated long-term earnings power. Focusing on the cheapest-ranked companies, the manager constructs a portfolio of stocks of companies it believes generally have current earnings below normal levels, a sound plan to restore earnings to normal, and a sustainable business advantage.

This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities. The manager generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund will be almost entirely invested in stocks. The fund may invest up to 20% of its net assets in debt securities, including those rated below investment-grade (below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Services or unrated equivalents) (i.e., junk bonds). The fund's investment policies are based on credit ratings at the time of purchase.

The fund may also invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including depositary receipts. The fund may invest without regard to the 20% limitation in securities of foreign issuers that are listed and traded on a domestic national securities exchange. The fund may focus on particular sectors of the economy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).

A note on performance

Class A, Class R6, and Class R2 shares commenced operations on June 24, 1996, September 1, 2011, and March 1, 2012, respectively; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009. Returns shown prior to these classes' commencement dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of the applicable class. Returns for Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 27.25% Worst quarter: Q4 '08, –25.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).
(John Hancock Classic Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	6.16%
(John Hancock Classic Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 615
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,871
Annual Return 2006	rr_AnnualReturn2006	16.54%
Annual Return 2007	rr_AnnualReturn2007	(14.20%)
Annual Return 2008	rr_AnnualReturn2008	(46.55%)
Annual Return 2009	rr_AnnualReturn2009	35.80%
Annual Return 2010	rr_AnnualReturn2010	16.06%
Annual Return 2011	rr_AnnualReturn2011	(6.83%)
Annual Return 2012	rr_AnnualReturn2012	14.90%
Annual Return 2013	rr_AnnualReturn2013	40.52%
Annual Return 2014	rr_AnnualReturn2014	10.48%
Annual Return 2015	rr_AnnualReturn2015	(7.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 27.25%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(11.83%)
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	2.12%
(John Hancock Classic Value Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.12%)
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	1.69%
(John Hancock Classic Value Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.45%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	1.70%
(John Hancock Classic Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	(12.48%)
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	2.04%
(John Hancock Classic Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
1 Year	rr_AverageAnnualReturnYear01	(8.82%)
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	1.89%
(John Hancock Classic Value Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
1 Year	rr_AverageAnnualReturnYear01	(6.94%)
5 Years	rr_AverageAnnualReturnYear05	9.40%
10 Years	rr_AverageAnnualReturnYear10	3.01%
(John Hancock Classic Value Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	2.31%
(John Hancock Classic Value Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
1 Year	rr_AverageAnnualReturnYear01	(7.26%)
5 Years	rr_AverageAnnualReturnYear05	9.08%
10 Years	rr_AverageAnnualReturnYear10	2.62%
(John Hancock Classic Value Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,768
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	2.36%
(John Hancock Classic Value Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,423
1 Year	rr_AverageAnnualReturnYear01	(7.02%)
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	2.74%
(John Hancock Classic Value Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	(6.89%)
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	2.98%
(John Hancock Classic Value Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,023
1 Year	rr_AverageAnnualReturnYear01	(6.86%)
5 Years	rr_AverageAnnualReturnYear05	9.48%
10 Years	rr_AverageAnnualReturnYear10	3.07%
(John Hancock U.S. Global Leaders Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 18 of this prospectus under "Sales charge reductions and waivers" or pages 133 to 137 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the fund's net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies the subadvisor regards as U.S. Global Leaders.

The manager considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics: (i) hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and (ii) supply consumable products or services so that their revenue streams are recurring.

The manager seeks to identify companies with superior long-term earnings prospects and will hold them as long as the manager believes they are not overvalued and their prospects for capital growth remain favorable. As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the S&P 500 Index, $4 billion to $530 billion as of December 31, 2015).

The fund is non-diversified, which allows it to focus its assets in a smaller number of issuers than a diversified fund and make larger investments in individual companies. The fund may focus on a particular sector or sectors of the economy.

The fund may invest in other types of equity securities, including up to 20% of its net assets in foreign companies and in U.S.-traded securities of large-capitalization, well-established foreign issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 1000 Growth Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, and Class R6).

A note on performance

Class A, Class R6, and Class R2 shares commenced operations on September 29, 1995, September 1, 2011, and March 1, 2012, respectively. Returns shown prior to these classes' commencement dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of the applicable class. Returns for Class R2 and Class R6 shares would have been substantially similar to returns of Class A shares because each class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 15.33% Worst quarter: Q4 '08, –26.07%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, and Class R6).
(John Hancock U.S. Global Leaders Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(John Hancock U.S. Global Leaders Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
10 Years	rr_AverageAnnualReturnYear10	8.53%
(John Hancock U.S. Global Leaders Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2006	rr_AnnualReturn2006	1.44%
Annual Return 2007	rr_AnnualReturn2007	3.67%
Annual Return 2008	rr_AnnualReturn2008	(34.77%)
Annual Return 2009	rr_AnnualReturn2009	44.32%
Annual Return 2010	rr_AnnualReturn2010	12.16%
Annual Return 2011	rr_AnnualReturn2011	3.85%
Annual Return 2012	rr_AnnualReturn2012	19.32%
Annual Return 2013	rr_AnnualReturn2013	26.15%
Annual Return 2014	rr_AnnualReturn2014	8.55%
Annual Return 2015	rr_AnnualReturn2015	8.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 15.33%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -26.07%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	11.74%
10 Years	rr_AverageAnnualReturnYear10	6.82%
(John Hancock U.S. Global Leaders Growth Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	6.02%
(John Hancock U.S. Global Leaders Growth Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	5.43%
(John Hancock U.S. Global Leaders Growth Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,059
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	6.72%
(John Hancock U.S. Global Leaders Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,254
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	12.05%
10 Years	rr_AverageAnnualReturnYear10	6.57%
(John Hancock U.S. Global Leaders Growth Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	7.79%
(John Hancock U.S. Global Leaders Growth Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	12.83%
10 Years	rr_AverageAnnualReturnYear10	7.28%
(John Hancock U.S. Global Leaders Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,012
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	7.80%

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	(on certain purchases, including those of $1 million or more)
[6]	"Service plan fee" has been restated to reflect maximum allowable fees.
[7]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.